Organization and Business Operations - Trust Account (Details) - Diamond eagle acquisition - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Annual limit to fund working capital requirements	$ 250,000	$ 250,000	$ 250,000
Obligation to redeem common stock included in the units being sold in the public offering (as a percent)	100.00%	100.00%
Threshold period from closing of public offering the company is obligated to complete business combination	24 months	24 months
Redemption of common stock included in the units sold in public offering (as a percent)	100.00%
Threshold period from closing of public offering the company is unable to complete business combination	24 months
Cash equal to pro rata share calculated based on business days prior to consummation of business combination (in days)		2 days
Minimum net tangible assets upon consummation of the Company's initial Business Combination and after payment of underwriters' fees and commissions		$ 5,000,001	5,000,001
Working capital deficit			$ 682,669
Cash Withdrawn From Trust Account	$ 404,981,569